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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		11/30/2005

Item 1. Schedule of Investments

SM&R ALGER TECHNOLOGY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Media --		2.19%
NeuStar, Inc. (Class A) *				50		$ 1,516
Sirius Satellite Radio Inc. *				3,495		24,989
						26,505

			TOTAL CONSUMER DISCRETIONARY --	2.19%		26,505

INDUSTRIALS --
Commercial Services & Supplies --		2.35%
West Corp. *				715		28,364

Manufacturing --		3.00%
American Power Conversion Corp.				1,615		36,192

			TOTAL INDUSTRIALS --	5.35%		64,556

INFORMATION TECHNOLOGY --
Communications Equipment --		6.37%
Cisco Systems, Inc. *				1,025		17,979
Corning Inc. *				1,060		21,465
Juniper Networks, Inc. *				980		22,040
Nokia Oyj ADR				900		15,372
						76,856
Computer Related & Business Services --		17.68%
Apple Computer, Inc. *				950		64,429
EMC Corp. *				1,915		26,676
International Business Machines Corp.				450		40,005
Network Appliance, Inc. *				1,205		35,090
Palm, Inc. *				450		12,771
Western Digital Corp. *				2,305		34,391
						213,362
Computer Software --		15.14%
Check Point Software Technologies Ltd. *				1,920		40,877
Hyperion Solutions Corp. *				360		19,062
Symantec Corp. *				3,140		55,484
TIBCO Software Inc. *				3,100		25,947
VeriFone Holdings, Inc. *				1,810		41,449
						182,819
Computer Technology --		1.14%
Secure Computing Corp. *				1,000		13,740

Computers & Peripherals --		0.51%
Mobility Electronics, Inc. *				550		6,182

Electronic Equipment & Instruments --		6.04%
Multi-Fineline Electronix, Inc. *				1,295		47,915
Xyratex Ltd. *				1,595		25,042
						72,957
Information Technology Services --		1.09%
Global Payments Inc.				300		13,134

Internet & Catalog Retail --		3.15%
eBay Inc. *				850		38,088

Internet Software & Services --		7.91%
Emdeon Corp. *				1,085		8,300
Sapient Corp. *				3,566		22,181
VeriSign, Inc. *				1,130		25,120
Yahoo! Inc. *				990		39,828
						95,429
Semiconductor & Semiconductor Equipment --		1.69%
PortalPlayer Inc. *				850		20,425

Semiconductors --		10.88%
Applied Materials, Inc.				1,550		28,070
Cypress Semiconductor Corp. *				1,350		20,250
Marvell Technology Group Ltd. *				400		22,216
Microsemi Corp. *				930		25,808
National Semiconductor Corp.				1,350		34,938
						131,282
Semiconductors Capital Equipment --		3.01%
SiRF Technology Holdings, Inc. *				1,310		36,313

Software --		13.77%
BEA Systems, Inc. *				1,385		12,146
Microsoft Corp.				3,195		88,533
Oracle Corp. *				3,300		41,481
Take-Two Interactive Software, Inc. *				1,315		23,999
						166,159

			TOTAL INFORMATION TECHNOLOGY --	88.38%		1,066,746

TELECOMMUNICATION SERVICES --
Communications --		2.94%
Research In Motion Ltd. *				580		35,455

			TOTAL TELECOMMUNICATION SERVICES --	2.94%		35,455

			TOTAL COMMON STOCK --	98.86%
				(Cost $1,042,664)		1,193,262

MONEY MARKET FUND

SM&R Money Market Fund, 3.47% (a)				19,189		19,189

			TOTAL MONEY MARKET FUNDS --	1.59%
				(Cost $19,189)		19,189

			TOTAL INVESTMENTS --	100.45%
				(Cost $1,061,853)		1,212,451

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.45)%		(5,439)

			NET ASSETS --	100.00%		$ 1,207,012

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER AGGRESSIVE GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Apparel --		0.29%
Polo Ralph Lauren Corp.				125		$ 6,700

Hotels, Restaurants & Leisure --		1.83%
Carnival Corp.				360		19,616
Penn National Gaming, Inc. *				660		21,892
						41,508
Internet & Catalog Retail --		2.75%
eBay Inc. *				1,390		62,286

Media --		3.77%
Time Warner Inc.				1,655		29,757
Viacom, Inc. (Class B)				1,025		34,235
Walt Disney Co. (The)				860		21,440
						85,432
Multi-line Retail --		0.63%
Kohl's Corp. *				310		14,260

Restaurants & Lodging --		0.40%
Orient-Express Hotels Ltd. (Class A)				285		8,983

Retailing --		2.27%
CVS Corp.				1,900		51,338

Specialty Retail --		1.94%
Abercrombie & Fitch Co. (Class A)				385		23,608
Lowe's Companies, Inc.				300		20,244
						43,852

			TOTAL CONSUMER DISCRETIONARY --	13.88%		314,359

CONSUMER STAPLES --
Beverages --		0.94%
PepsiCo, Inc.				360		21,312

Food & Staples Retailing --		1.76%
Wal-Mart Stores, Inc.				820		39,819

Household Products --		2.95%
Proctor & Gamble Co.				1,170		66,912

Personal Care --		0.68%
Bausch & Lomb Inc.				190		15,439

Personal Products --		0.27%
Avon Products, Inc.				220		6,017

Tobacco --		0.82%
Altria Group, Inc.				255		18,561

			TOTAL CONSUMER STAPLES --	7.42%		168,060

ENERGY --
Energy & Energy Services --		1.44%
Patterson-UTI Energy, Inc.				835		26,085
Schlumberger Ltd.				70		6,701
						32,786
Energy Equipment & Services --		2.68%
National-Oilwell, Inc. *				1,000		60,620

Oil & Gas --		1.99%
Talisman Energy Inc.				550		26,279
Valero Energy Corp.				195		18,759
						45,038

			TOTAL ENERGY --	6.11%		138,444

FINANCIALS --
Capital Markets --		0.97%
Ameritrade Holding Corp. *				260		6,074
Legg Mason, Inc.				130		15,945
						22,019
Diversified Financial Services --		2.37%
Citigroup Inc.				645		31,315
Nasdaq Stock Market Inc. *				570		22,304
						53,619
Insurance --		2.73%
American International Group, Inc.				200		13,428
CIGNA Corp.				200		22,504
Genworth Financial Inc. (Class A)				650		22,392
St. Paul Travelers Companies, Inc. (The)				75		3,490
						61,814
Thrifts & Mortgage Finance --		0.28%
Hudson City Bancorp, Inc.				540		6,432

			TOTAL FINANCIALS --	6.35%		143,884

HEALTH CARE --
Biotechnology --		4.35%
Affymetrix, Inc. *				115		5,663
Amgen Inc. *				245		19,828
Genentech, Inc. *				365		34,901
Gilead Sciences, Inc. *				320		16,221
Medimmune, Inc. *				220		7,900
Vertex Pharmaceuticals Inc. *				550		14,025
						98,538
Drug Distribution --		0.63%
Phelps Dodge Corp.				105		14,245

Health Care Administrative Services --		0.22%
McKesson Corp.				100		5,030

Health Care Equipment & Supplies --		1.87%
Medtronic, Inc.				375		20,839
St. Jude Medical, Inc. *				450		21,496
						42,335
Health Care Providers & Services --		4.20%
AmerisourceBergen Corp.				200		16,070
Caremark Rx, Inc. *				530		27,237
PacifiCare Health Systems, Inc. *				355		30,544
Wellpoint Inc. *				275		21,128
						94,979
Pharmaceuticals --		7.03%
Celgene Corp. *				230		14,012
IVAX Corp. *				1,150		34,454
Johnson & Johnson				650		40,138
Novartis AG ADR				450		23,580
Sanofi-Aventis ADR				450		18,094
Schering-Plough Corp.				1,000		19,320
Sepracor Inc. *				175		9,622
						159,220

			TOTAL HEALTH CARE --	18.30%		414,347

INDUSTRIALS --
Aerospace & Defense --		2.10%
General Dynamics Corp.				180		20,574
United Technologies Corp.				500		26,920
						47,494
Air Freight & Logistics --		2.58%
FedEx Corp.				200		19,524
UTI Worldwide, Inc.				400		38,916
						58,440
Electrical Equipment --		0.30%
Roper Industries, Inc.				175		6,895

Industrial Conglomerates --		2.87%
General Electric Co.				1,700		60,724
Tyco International Ltd.				150		4,278
						65,002
Machinery --		1.71%
Caterpillar, Inc.				355		20,512
Terex Corp. *				295		18,178
						38,690
Manufacturing --		1.05%
American Power Conversion Corp.				1,060		23,755

Transportation --		0.82%
Burlington Northern Santa Fe Corp.				280		18,530

			TOTAL INDUSTRIALS --	11.43%		258,806

INFORMATION TECHNOLOGY --
Communications Equipment --		2.19%
Motorola, Inc.				1,155		27,824
QUALCOMM Inc.				480		21,826
						49,650
Computer Related & Business Services --		2.56%
Apple Computer, Inc. *				165		11,190
EMC Corp. *				1,515		21,104
Network Appliance, Inc. *				880		25,626
						57,920
Computer Services --		0.11%
IHS Inc. (Class A) *				135		2,600

Computer Software --		2.55%
NAVTEQ Corp. *				415		17,430
VeriFone Holdings, Inc. *				1,760		40,304
						57,734
Computers & Peripherals --		0.35%
Dell, Inc. *				265		7,992

Internet Software & Services --		8.34%
Google Inc. (Class A) *				285		115,422
Yahoo! Inc. *				1,825		73,420
						188,842
Semiconductor & Semiconductor Equipment --		2.77%
Advanced Micro Devices, Inc. *				665		17,410
Tessera Technologies Inc. *				1,150		31,625
Trident Microsystems, Inc. *				725		13,659
						62,694
Semiconductors --		2.96%
Intel Corp.				305		8,137
Marvell Technology Group Ltd. *				780		43,321
National Semiconductor Corp.				500		12,940
Silicon Storage Technology, Inc. *				470		2,590
						66,988
Software --		4.06%
Microsoft Corp.				2,985		82,714
Oracle Corp. *				735		9,239
						91,953

			TOTAL INFORMATION TECHNOLOGY --	25.89%		586,373

MATERIALS --
Chemicals --		0.88%
Lubrizol Corp.				470		19,839

Metals & Mining --		2.40%
Alpha Natural Resources, Inc. *				310		7,446
Peabody Energy Corp.				595		46,922
						54,368

			TOTAL MATERIALS --	3.28%		74,207

TELECOMMUNICATION SERVICES --
Communications --		3.25%
Nextel Partners, Inc. (Class A) *				2,775		73,538

Wireless Telecommunication Services --		3.63%
Alamosa Holdings, Inc. *				1,965		36,313
America Movil S.A. de C.V. ADR (Series L)				185		5,313
American Tower Corp. *				753		20,549
NII Holdings Inc. *				460		19,987
						82,162

			TOTAL TELECOMMUNICATION SERVICES --	6.88%		155,700

			TOTAL COMMON STOCK --	99.54%
				(Cost $1,924,611)		2,254,180
MONEY MARKET FUND

SM&R Money Market Fund, 3.47% (a)				19,187		19,187

			TOTAL MONEY MARKET FUNDS --	0.85%
				(Cost $19,187)		19,187

			TOTAL INVESTMENTS --	100.39%
				(Cost $1,943,798)		2,273,367

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.39)%		(8,899)

			NET ASSETS --	100.00%		$ 2,264,468

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER SMALL-CAP FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Apparel --		0.96%
Gymboree Corp. (The) *				940		$ 21,206

Auto Components --		0.89%
LKQ Corp. *				605		19,717

Hotels, Restaurants & Leisure --		2.37%
Applebee's International, Inc.				790		18,107
Isle of Capri Casinos, Inc. *				405		10,984
Red Robin Gourmet Burgers Inc. *				430		23,607
						52,698
Internet & Catalog Retail --		0.17%
Priceline.com Inc. *				155		3,723

Leisure & Entertainment --		0.29%
WMS Industries Inc. *				260		6,456

Leisure Equipment & Services --		1.16%
LIFE TIME FITNESS, Inc. *				670		25,748

Media --		2.03%
Media General, Inc. (Class A)				290		14,703
Spanish Broadcasting System, Inc. (Class A) *				2,120		10,218
World Wresting Entertainment, Inc.				1,490		20,130
						45,051
Restaurants & Lodging --		0.55%
Orient-Express Hotels Ltd. (Class A)				390		12,293

Retailing --		1.97%
Guitar Center, Inc. *				335		17,668
Phillips-Van Heusen Corp.				770		26,095
						43,763
Specialty Retail --		2.13%
Ann Taylor Stores Corp. *				850		25,781
DSW, Inc. *				840		21,428
						47,209

			TOTAL CONSUMER DISCRETIONARY --	12.52%		277,864

CONSUMER STAPLES --
Food & Staples Retailing --		0.80%
Performance Food Group Co. *				625		17,750

			TOTAL CONSUMER STAPLES --	0.80%		17,750

ENERGY --
Energy & Energy Services --		0.88%
Grey Wolf, Inc. *				2,600		19,526

Energy Equipment & Services --		3.85%
Hornbeck Offshore Services, Inc. *				815		26,699
Lone Star Technologies, Inc. *				360		17,640
Pioneer Drilling Co. *				850		14,892
SunPower Corp. (Class A) *				45		1,125
Todco (Class A) *				606		25,143
						85,499
Oil & Gas --		1.95%
Carrizo Oil & Gas, Inc. *				670		16,971
Energy Partners, Ltd. *				660		15,272
Giant Industries, Inc. *				205		10,998
						43,241

			TOTAL ENERGY --	6.68%		148,266

FINANCIALS --
Capital Markets --		2.02%
Affiliated Managers Group, Inc. *				270		21,287
Greenhill & Co., Inc.				430		23,603
						44,890
Commercial Banks --		1.72%
Boston Private Financial Holdings, Inc.				880		27,280
Signature Bank *				375		10,796
						38,076
Diversified Financials --		0.90%
National Financial Partners Corp.				395		20,038

Financial Services --		0.99%
GFI Group Inc. *				495		22,047

Insurance --		1.86%
Ohio Casualty Corp.				870		25,752
Universal American Financial Corp. *				1,045		15,424
						41,176
Insurance, Agents, Brokers, & Services --		0.73%
Platinum Underwriters Holdings, Ltd.				535		16,296

Thrifts & Mortgage Finance --		1.33%
Brookline Bancorp, Inc.				1,295		18,208
Flagstar Bancorp, Inc.				755		11,378
						29,586

			TOTAL FINANCIALS --	9.55%		212,109

HEALTH CARE --
Biotechnology --		4.65%
Alkermes, Inc. *				1,170		21,271
Encysive Pharmaceuticals Inc. *				1,495		16,998
Keryx Biopharmaceuticals, Inc. *				635		8,820
Rigel Pharmaceuticals, Inc. *				840		18,413
Theravance, Inc. *				760		15,945
Vertex Pharmaceuticals Inc. *				850		21,675
						103,122
Health Care Equipment & Supplies --		6.12%
ArthroCare Corp. *				440		16,830
Haemonetics Corp. *				525		26,843
Hologic, Inc. *				425		30,205
Illumina, Inc. *				1,330		20,948
Intuitive Surgical, Inc. *				170		18,992
Sybron Dental Specialties, Inc. *				505		22,089
						135,907
Health Care Providers & Services --		6.86%
Psychiatric Solutions, Inc. *				470		26,517
Sierra Health Services, Inc. *				330		25,813
Sunrise Senior Living, Inc. *				770		25,718
Symbion, Inc. *				1,075		28,799
VCA Antech, Inc. *				715		19,991
WellCare Health Plans Inc. *				645		25,465
						152,303
Medical Services --
Ventana Medical Systems, Inc. *		1.05%		605		23,299

Medical Technology --		2.43%
Adams Respiratory Therapeutics, Inc. *				535		23,695
Allscripts Healthcare Solutions, Inc. *				1,150		15,410
Syneron Medical Ltd. *				375		14,925
						54,030
Pharmaceuticals --		0.93%
Medicines Co. (The) *				1,130		20,645

			TOTAL HEALTH CARE --	22.04%		489,306

INDUSTRIALS --
Aerospace --		1.05%
BE Aerospace, Inc. *				1,325		23,214

Aerospace & Defense --		1.97%
Esterline Technologies Corp. *				605		24,872
SI International Inc. *				695		18,869
						43,741
Airlines --		0.99%
AirTran Holdings, Inc. *				1,470		22,079

Commercial Services & Supplies --		5.08%
CoStar Group Inc. *				375		17,603
FTI Consulting, Inc. *				935		26,517
Gevity HR, Inc.				835		23,656
Navigation Consulting, Inc. *				1,195		24,390
Universal Technical Institute Inc. *				680		20,658
						112,824
Construction & Engineering --		1.19%
URS Corp. *				625		26,325

Freight --		1.01%
Landstar System, Inc.				520		22,381

Machinery --		3.43%
Actuant Corp. (Class A)				485		25,729
Bucyrus International, Inc.				520		24,388
Gardner Denver Inc. *				535		26,108
						76,225
Transportation --		0.81%
Genco Shipping & Trading Ltd.				1,035		17,885

			TOTAL INDUSTRIALS --	15.53%		344,674

INFORMATION TECHNOLOGY --
Communications Equipment --		1.72%
F5 Networks, Inc. *				330		17,434
Powerwave Technologies, Inc. *				1,650		20,724
						38,158
Computer Services --		1.01%
Open Solutions Inc. *				1,010		22,382

Computer Software --		2.36%
Hyperion Solutions Corp. *				495		26,210
VeriFone Holdings, Inc. *				1,140		26,106
						52,316
Computer Technology --		1.17%
Secure Computing Corp. *				1,890		25,969

Computers & Peripherals --		0.46%
Mobility Electronics, Inc. *				905		10,172

Electronic Equipment & Instruments --		0.87%
Multi-Fineline Electronix, Inc. *				520		19,240

Information Technology Services --		1.11%
Kanbay International Inc. *				885		14,656
TNS Inc. *				560		10,108
						24,764
Internet Software & Services --		4.33%
aQuantive, Inc. *				765		20,571
IVillage Inc. *				2,235		18,327
Jupitermedia Corp. *				1,450		23,736
Openwave Systems Inc. *				856		14,218
WebEx Communications, Inc. *				710		16,905
Wright Express Corp. *				100		2,436
						96,193
Semiconductor Equipment & Products --		3.21%
FormFactor Inc. *				690		19,361
Saifun Semiconductors Ltd. *				255		7,369
Tessera Technologies Inc. *				800		22,000
Trident Microsystems, Inc. *				1,200		22,608
						71,338
Semiconductors --		2.04%
ATMI, Inc. *				760		21,744
Microsemi Corp. *				845		23,449
						45,193
Semiconductors Capital Equipment --		1.07%
SiRF Technology Holdings, Inc. *				860		23,839

Software --		1.66%
Quest Software, Inc. *				1,345		21,184
Take-Two Interactive Software, Inc. *				860		15,695
						36,879

			TOTAL INFORMATION TECHNOLOGY --	21.01%		466,443

MATERIALS --
Chemicals --		0.76%
Westlake Chemical Corp.				600		16,812

Metals & Mining --		2.01%
Alpha Natural Resources, Inc. *				765		18,375
Cleveland-Cliffs Inc.				275		26,205
						44,580

			TOTAL MATERIALS --	2.77%		61,392

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --		3.38%
JAMDAT Mobile Inc. *				780		17,839
SBA Communications Corp. *				1,635		30,149
UbiquiTel Inc. *				2,775		27,139
						75,127

			TOTAL TELECOMMUNICATION SERVICES --	3.38%		75,127

			TOTAL COMMON STOCK --	94.28%
				(Cost $1,708,663)		2,092,931
MONEY MARKET FUND

SM&R Money Market Fund, 3.47% (a)				149,675		149,675

			TOTAL MONEY MARKET FUNDS --	6.74%
				(Cost $149,675)		149,675

			TOTAL INVESTMENTS --	101.02%
				(Cost $1,858,338)		2,242,606

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(1.02)%		(22,661)

			NET ASSETS --	100.00%		$ 2,219,945

* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
Electronics --		0.94%
Nintendo Co., Ltd. ADR				2,065		$ 28,390

Hotels, Restaurants & Leisure --		1.94%
Carnival Corp.				530		28,880
Starbucks Corp. *				980		29,841
						58,721
Internet & Catalog Retail --		4.66%
eBay Inc. *				2,040		91,412
Netflix Inc. *				1,805		49,710
						141,122
Media --		8.52%
News Corp. (Class A)				4,585		67,904
Sirius Satellite Radio Inc. *				6,280		45,617
Walt Disney Co. (The)				2,120		52,851
XM Satellite Radio Holdings Inc. (Class A) *				3,135		91,730
						258,102
Multi-line Retail --		0.74%
Federated Department Stores, Inc.				350		22,550

Specialty Retail --		1.77%
Bed Bath & Beyond, Inc. *				1,260		53,752

			TOTAL CONSUMER DISCRETIONARY --	18.57%		562,637

CONSUMER STAPLES --
Household Products --		1.74%
Proctor & Gamble Co.				920		52,615

Personal Care --		1.77%
Bausch & Lomb Inc.				660		53,632

			TOTAL CONSUMER STAPLES --	3.51%		106,247

ENERGY --
Energy & Energy Services --		1.26%
Suncor Energy, Inc.				670		38,116

Energy Equipment & Services --		3.13%
National-Oilwell, Inc. *				1,020		61,832
Transocean Inc. *				515		32,878
						94,710
Oil & Gas --		5.06%
Chesapeake Energy Corp.				1,345		38,938
Sasol Ltd. ADR				775		25,885
Talisman Energy Inc.				1,280		61,158
Valero Energy Corp.				285		27,417
						153,398

			TOTAL ENERGY --	9.45%		286,224

FINANCIALS --
Capital Markets --		1.72%
Legg Mason, Inc.				425		52,126

Diversified Financials --		1.97%
Citigroup Inc.				615		29,858
Merrill Lynch & Co., Inc.				450		29,889
						59,747
Financial Services --		1.07%
Principal Financial Group, Inc.				640		32,429

Insurance --		4.39%
American International Group, Inc.				445		29,877
CIGNA Corp.				265		29,818
Genworth Financial Inc. (Class A)				1,195		41,168
Marsh & McLennan Companies, Inc.				1,045		32,280
						133,143

			TOTAL FINANCIALS --	9.15%		277,445

HEALTH CARE --
Biotechnology --		5.07%
Amgen Inc. *				935		75,669
Genentech, Inc. *				240		22,949
Gilead Sciences, Inc. *				540		27,373
Medimmune, Inc. *				770		27,651
						153,642
Drug Distribution --		1.39%
Phelps Dodge Corp.				310		42,058

Health Care --		2.62%
Humana Inc. *				1,730		79,286

Health Care Equipment & Supplies --		1.51%
Medtronic, Inc.				445		24,729
St. Jude Medical, Inc. *				440		21,019
						45,748
Health Care Providers & Services --		3.45%
Caremark Rx, Inc. *				910		46,765
Medco Health Solutions, Inc. *				1,080		57,942
						104,707
Pharmaceuticals --		6.35%
IVAX Corp. *				755		22,620
Novartis AG ADR				555		29,082
Schering-Plough Corp.				3,525		68,103
Teva Pharmaceutical Industries Ltd. ADR				375		15,330
Wyeth				1,380		57,353
						192,488

			TOTAL HEALTH CARE --	20.39%		617,929

INDUSTRIALS --
Aerospace & Defense --		1.25%
General Dynamics Corp.				330		37,719

Conglomerate --		0.25%
ITT Corp.				70		7,613

Industrial Conglomerates --		1.49%
General Electric Co.				1,265		45,186

Machinery --		1.77%
Caterpillar Inc.				930		53,735

			TOTAL INDUSTRIALS --	4.76%		144,253

INFORMATION TECHNOLOGY --
Communications Equipment --		4.43%
Corning Inc. *				2,235		45,259
Motorola, Inc.				2,435		58,659
QUALCOMM Inc.				665		30,237
						134,155
Computer Related & Business Services --		3.95%
Apple Computer, Inc. *				1,435		97,322
Network Appliance, Inc. *				770		22,422
						119,744
Computer Software --		1.97%
Check Point Software Technologies Ltd. *				1,400		29,806
Symantec Corp. *				1,685		29,774
						59,580
Internet Software & Services --		6.01%
Google Inc. (Class A) *				225		91,123
Yahoo! Inc. *				2,260		90,920
						182,043
Semiconductors --		2.83%
Altera Corp. *				830		15,156
Intel Corp.				940		25,079
Marvell Technology Group Ltd. *				820		45,543
						85,778
Software --		2.31%
Microsoft Corp.				1,720		47,661
Oracle Corp. *				1,785		22,437
						70,098

			TOTAL INFORMATION TECHNOLOGY --	21.50%		651,398

MATERIALS --
Chemicals --		0.56%
Lyondell Chemical Co.				670		17,038

Metals & Mining --		3.01%
Companhia Vale do Rio Doce ADR				95		4,119
Peabody Energy Corp.				1,105		87,140
						91,259
Mining --		0.14%
Freeport-McMoRan Copper & Gold, Inc. (Class B)				80		4,169

			TOTAL MATERIALS --	3.71%		112,466

TELECOMMUNICATION SERVICES --
Communications --		2.72%
Nextel Partners, Inc. (Class A) *				1,760		46,640
Research In Motion Ltd. *				585		35,761
						82,401
Diversified Telecommunication Services --		1.98%
ALLTEL Corp.				900		60,147

			TOTAL TELECOMMUNICATION SERVICES --	4.70%		142,548

UTILITIES --
Electric & Gas Companies --		0.25%
Emerson Electric Co.				100		7,561

			TOTAL UTILITIES --	0.25%		7,561

			TOTAL COMMON STOCK --	95.99%
				(Cost $2,670,889)		2,908,708
MONEY MARKET FUND
SM&R Money Market Fund, 3.47% (a)				55,785		55,785

			TOTAL MONEY MARKET FUNDS --	1.84%
				(Cost $55,785)		55,785

			TOTAL INVESTMENTS --	97.83%
				(Cost $2,726,674)		2,964,493

			CASH AND OTHER ASSETS, LESS LIABILITIES --	2.17%		65,785

			NET ASSETS --	100.00%		$ 3,030,278

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --

HOTELS, RESTAURANTS & LEISURE --		1.49%
Fairmont Hotels & Resorts Inc.				8,950		$ 346,096
Starwood Hotels & Resorts Worldwide, Inc.				21,700		1,312,850
						1,658,946
HOUSEHOLD DURABLES --		1.24%
Newell Rubbermaid Inc.				19,100		440,637
Stanley Works (The)				19,600		940,800
						1,381,437
INTERNET /CATALOG RETAIL		1.03%
eBay Inc.*				25,400		1,138,174

MEDIA --		4.42%
Comcast Corp. (Special Class A) *				26,900		710,160
News Corp (Class A)				32,100		475,401
Omnicom Group Inc.				6,300		532,728
Time Warner Inc.				48,600		873,828
Viacom Inc. (Class B)				19,200		641,280
Walt Disney Co. (The)				67,000		1,670,310
						4,903,707
MULTI-LINE RETAIL --		1.37%
J.C. Penney Co., Inc				11,600		608,652
Kohl's Corp. *				5,200		239,200
Target Corp.				12,600		674,226
						1,522,078
SPECIALTY RETAIL --		3.08%
Bed Bath & Beyond Inc. *				13,900		592,974
Best Buy Co., Inc.				15,600		752,544
Home Depot, Inc. (The)				13,000		543,140
Limited Brands, Inc.				39,300		874,425
Lowe's Companies, Inc.				9,700		654,556
						3,417,639

			TOTAL CONSUMER DISCRETIONARY --	12.63%		14,021,981

CONSUMER STAPLES --

BEVERAGES --		2.39%
Coca-Cola Co. (The)				34,300		1,464,267
PepsiCo, Inc.				20,000		1,184,000
						2,648,267
FOOD PRODUCTS --		0.96%
McCormick & Co., Inc.				19,700		615,034
Sensient Technologies Corp.				25,000		454,250
						1,069,284
FOOD & DRUG RETAILING --		2.62%
Wal-Mart Stores, Inc.				60,000		2,913,600

HOUSEHOLD PRODUCTS --		2.85%
Kimberly-Clark Corp.				14,800		872,904
Procter & Gamble Co.				40,000		2,287,600
						3,160,504

			TOTAL CONSUMER STAPLES --	8.82%		9,791,655

ENERGY --

ENERGY EQUIPMENT & SERVICES --		0.92%
Schlumberger Ltd..				6,600		631,818
Weatherford International Ltd. *				5,600		389,256
						1,021,074
OIL & GAS --		7.32%
Anadarko Petroleum Corp.				5,300		480,233
BP PLC ADR				3,800		250,192
Chevron Corp.				35,922		2,058,690
Exxon Mobil Corp.				72,800		4,224,584
Kerr-McGee Corp.				2,323		200,823
Royal Dutch Petroleum Co., ADR				14,900		918,138
						8,132,660

			TOTAL ENERGY --	8.24%		9,153,734

FINANCIALS --

BANKS --		8.41%
Bank of America Corp.				60,000		2,753,400
PNC Financial Services Group, Inc.				30,000		1,913,100
U.S. Bancorp				54,085		1,637,694
Wachovia Corp.				21,300		1,137,420
Washington Mutual, Inc.				13,400		551,946
Wells Fargo & Co.				21,400		1,344,990
						9,338,550
DIVERSIFIED FINANCIALS --		6.61%
American Express Co.				15,500		797,010
Ameriprise Financial Inc.				3,100		130,355
Citigroup Inc.				74,100		3,597,555
Goldman Sachs Group, Inc. (The)				5,000		644,800
JPMorgan Chase & Co.				27,700		1,059,525
Morgan Stanley				19,700		1,103,791
						7,333,036
INSURANCE --		6.56%
Allstate Corp. (The)				12,300		690,030
American International Group, Inc.				29,260		1,964,517
Brown & Brown, Inc.				24,400		711,992
Genworth Financial Inc.				33,300		1,147,185
Prudential Financial, Inc.				20,100		1,555,740
St. Paul Travelers Companies, Inc. (The)				26,137		1,216,155
						7,285,619

			TOTAL FINANCIALS --	21.58%		23,957,205

HEALTH CARE --

BIOTECHNOLOGY --		2.51%
Amgen Inc. *				17,900		1,448,647
Genentech, Inc. *				14,000		1,338,680
						2,787,327
HEALTH CARE EQUIPMENT & SUPPLIES --		2.41%
Beckman Coulter, Inc.				22,500		1,253,025
Medtronic, Inc.				21,400		1,189,198
Zimmer Holdings, Inc. *				3,740		234,386
						2,676,609
HEALTH CARE PROVIDERS & SERVICES --		1.15%
McKesson Corp.				25,300		1,272,590

PHARMACEUTICALS --		5.68%
Bristol-Myers Squibb Co.				17,400		375,666
Johnson & Johnson				38,500		2,377,375
Merck & Co., Inc.				26,700		784,980
Pfizer Inc.				88,040		1,866,448
Watson Pharmaceuticals, Inc. *				14,000		467,040
Wyeth				10,400		432,224
						6,303,733

			TOTAL HEALTHCARE --	11.75%		13,040,259

INDUSTRIALS --

AEROSPACE & DEFENSE --		3.30%
Boeing Co.				16,400		1,118,316
Goodrich Corp.				17,300		666,396
Honeywell International Inc.				14,500		529,830
Rockwell Collins Inc.				16,100		735,770
United Technologies Corp.				11,300		608,392
						3,658,704
BUILDING PRODUCTS --		0.40%
American Standard Companies Inc.				11,700		445,536

COMMERCIAL SERVICES & SUPPLIES --		0.79%
Apollo Group Inc.				6,900		491,280
ServiceMaster Co. (The)				32,500		387,075
						878,355
CONSTRUCTION & ENGINEERING --		0.54%
Cemex S.A. de C.V. ADR				10,600		596,780

INDUSTRIAL CONGLOMERATES --		4.72%
3M Co.				10,400		816,192
General Electric Co.				110,200		3,936,344
Tyco International Ltd.				17,100		487,692
						5,240,228
MACHINERY --		1.27%
Danaher Corp.				12,200		677,100
Illinois Tool Works Inc.				8,300		732,641
						1,409,741

			TOTAL INDUSTRIALS --	11.02%		12,229,344

INFORMATION TECHNOLOGY --

COMMUNICATIONS EQUIPMENT --		2.53%
Cisco Systems, Inc. *				84,500		1,482,130
Motorola, Inc.				30,900		744,381
Nokia Oyj ADR				34,100		582,428
						2,808,939
COMPUTERS & PERIPHERALS --		3.11%
Dell Inc. *				63,900		1,927,224
EMC Corp. *				30,800		429,044
Hewlett-Packard Co.				37,000		1,097,790
						3,454,058
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.16%
Agilent Technologies, Inc. *				4,800		171,168

INTERNET SOFTWARE/SERVICES		1.42%
Google Inc. (Class A) *				3,900		1,579,461

IT CONSULTING & SERVICES --		0.54%
First Data Corp.				13,800		597,126

SEMICONDUCTOR EQUIPMENT & PRODUCTS --		4.18%
Analog Devices, Inc.				3,900		147,888
Fairchild Semiconductor International *				63,900		1,108,026
Intel Corp.				73,400		1,958,312
KLA-Tencor Corp.				2,900		148,451
Linear Technology Corp.				15,200		567,112
Maxim Integrated Products, Inc.				3,400		124,270
Texas Instruments Inc.				15,600		506,688
Xilinx, Inc.				3,100		81,964
						4,642,711
SOFTWARE --		3.86%
Electronic Arts Inc. *				8,800		495,968
Intuit Inc. *				3,100		166,067
Microsoft Corp.				101,000		2,798,710
Oracle Corp. *				65,700		825,849
						4,286,594

			TOTAL INFORMATION TECHNOLOGY --	15.80%		17,540,057

MATERIALS --

CHEMICALS --		1.60%
Dow Chemical Co.				15,500		701,375
Ecolab Inc.				7,000		232,890
E.I. du Pont de Nemours and Co.				11,200		364,380
PPG Industries, Inc.				6,000		478,800
						1,777,445
CONTAINERS & PACKAGING --		0.58%
Sealed Air Corp. *				12,500		646,375

PAPER & FOREST PRODUCTS --		0.20%
International Paper Co.				6,900		217,557

			TOTAL MATERIALS --	2.38%		2,641,377

TELECOMMUNICATION SERVICES --

DIVERSIFIED TELECOMMUNICATION SERVICES --		2.11%
ALLTEL Corp.				14,400		962,352
Sprint Nextel Corp.				34,007		851,535
Verizon Communications Inc.				16,400		524,472
						2,338,359

			TOTAL TELECOMMUNICATION SERVICES --	2.11%		2,338,359

UTILITIES --

ELECTRIC UTILITIES --		2.22%
Ameren Corp.				11,100		582,306
Dominion Resources, Inc.				3,800		288,610
Exelon Corp.				9,100		473,564
Southern Co. (The)				19,200		666,432
Wisconsin Energy Corp.				12,100		459,195
						2,470,107
GAS UTILITIES --		1.06%
El Paso Corp.				30,400		334,096
Kinder Morgan, Inc.				4,800		434,880
Sempra Energy				9,200		404,340
						1,173,316

			TOTAL UTILITIES --	3.28%		3,643,423

			TOTAL COMMON STOCK --	97.61%
				(Cost $80,684,375)		108,357,394

MONEY MARKET FUNDS
SM&R Money Market Fund, 3.47% (a)				4,751		4,751

			TOTAL MONEY MARKET FUNDS --	0.00%
				(Cost $4,751)		4,751

COMMERCIAL PAPER				Face
				Amount
INSURANCE --		1.13%
Hartford Financial Services, 4.05%, 12/01/05				$ 1,255,000		1,255,000

OIL & GAS --		0.48%
Wisconsin Gas Co., 4.05%, 12/05/05				535,000		534,759

			TOTAL COMMERCIAL PAPER --	1.61%
				(Cost $1,789,759)		1,789,759

			TOTAL INVESTMENTS --	99.22%
				(Cost $82,478,885)		110,151,904

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.78%		870,279

			NET ASSETS --	100.00%		$ 111,022,183

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --

HOTELS, RESTAURANTS & LEISURE --		0.60%
Starwood Hotels & Resorts Worldwide, Inc.				10,900		$ 659,450

HOUSEHOLD DURABLES --		1.72%
Newell Rubbermaid Inc.				17,800		410,646
Stanley Works (The)				17,900		859,200
Tupperware Corp.				27,600		636,732
						1,906,578
MEDIA --		5.33%
Comcast Corp. (Special Class A ) *				20,000		520,800
Comcast Corp. (Class A ) *				16,800		443,520
News Corp (Class A)				33,000		488,730
Time Warner Inc.				110,700		1,990,386
Viacom Inc. (Class B)				23,300		778,220
Walt Disney Co. (The)				66,900		1,667,817
						5,889,473
MULTI-LINE RETAIL --		0.75%
Kohl's Corp. *				5,400		248,400
Target Corp.				10,900		583,259
						831,659
SPECIALTY RETAIL --		3.05%
Best Buy Co., Inc.				16,050		774,252
Limited Brands, Inc.				46,900		1,043,525
Lowe's Companies, Inc.				13,000		877,240
Staples, Inc.				29,550		682,605
						3,377,622

			TOTAL CONSUMER DISCRETIONARY --	11.45%		12,664,782

CONSUMER STAPLES --

BEVERAGES --		2.45%
Coca-Cola Co. (The)				25,700		1,097,133
PepsiCo, Inc.				27,200		1,610,240
						2,707,373
FOOD PRODUCTS --		1.50%
H.J. Heinz Co.				19,000		659,680
McCormick & Co.				19,500		608,790
Sensient Technologies Corp.				21,500		390,655
						1,659,125
FOOD & DRUG RETAILING --		2.47%
Wal-Mart Stores, Inc.				56,300		2,733,928

HOUSEHOLD PRODUCTS --		2.75%
Kimberly-Clark Corp.				13,600		802,128
Procter & Gamble Co.				39,000		2,230,410
						3,032,538
TOBACCO --		2.01%
Altria Group, Inc.				14,700		1,070,013
Reynolds American Inc.				12,949		1,152,720
						2,222,733

			TOTAL CONSUMER STAPLES --	11.18%		12,355,697

ENERGY --

ENERGY EQUIPMENT & SERVICES --		1.76%
Schlumberger Ltd.				11,400		1,091,322
Weatherford International Ltd. *				12,200		848,022
						1,939,344
OIL & GAS --		9.01%
Anadarko Petroleum Corp.				13,600		1,232,296
BP PLC ADR				17,510		1,152,858
Chevron Corp.				39,026		2,236,580
Enterprise Products Partner L.P.				10,700		267,821
Exxon Mobil Corp.				62,100		3,603,663
Kerr-McGee Corp.				4,711		407,266
Royal Dutch Petroleum Co. ADR				17,300		1,066,026
						9,966,510

			TOTAL ENERGY--	10.77%		11,905,854

FINANCIALS --

BANKS --		8.19%
AmSouth Bancorporation				22,300		592,957
Bank of America Corp.				48,700		2,234,843
KeyCorp				17,100		567,036
PNC Financial Services Group, Inc.				33,400		2,129,918
U.S. Bancorp				33,700		1,020,436
Washington Mutual, Inc.				13,700		564,303
Wells Fargo & Co.				30,900		1,942,065
						9,051,558
DIVERSIFIED FINANCIALS --		6.49%
Allied Capital Corp.				20,500		620,125
Citigroup Inc.				68,400		3,320,820
Morgan Stanley				11,500		644,345
Principal Financial Group, Inc.				16,700		846,189
Weingarten Realty Investors				46,350		1,750,640
						7,182,119
INSURANCE --		6.51%
Allstate Corp. (The)				12,600		706,860
American International Group, Inc.				33,100		2,222,334
Genworth Financial Inc.				33,300		1,147,185
Marsh & McLennan Co., Inc.				18,500		571,465
Prudential Financial, Inc.				19,700		1,524,780
St. Paul Travelers Companies, Inc. (The)				21,956		1,021,613
						7,194,237
REAL ESTATE --		4.48%
Health Care Property Investors, Inc.				45,200		1,187,404
Plum Creek Timber Co., Inc.				41,500		1,616,840
Public Storage, Inc.				30,500		2,153,300
						4,957,544

			TOTAL FINANCIALS --	25.67%		28,385,458

HEALTH CARE --

BIOTECHNOLOGY --		1.06%
Amgen Inc. *				14,400		1,165,392

HEALTH CARE EQUIPMENT & SUPPLIES --		1.36%
Beckman Coulter, Inc.				22,800		1,269,732
Zimmer Holdings, Inc. *				3,760		235,639
						1,505,371
HEALTH CARE PROVIDERS & SERVICES --		0.48%
Health Management Associates, Inc. (Class A)				22,700		531,634

PHARMACEUTICALS --		8.36%
Allergan, Inc.				9,500		950,000
Bristol-Myers Squibb Co.				37,600		811,784
Johnson & Johnson				39,200		2,420,600
Merck & Co., Inc.				25,300		743,820
Pfizer Inc.				85,580		1,814,296
Watson Pharmaceuticals, Inc. *				27,000		900,720
Wyeth				38,600		1,604,216
						9,245,436

			TOTAL HEALTH CARE --	11.26%		12,447,833

INDUSTRIALS --

AEROSPACE & DEFENSE --		1.40%
United Technologies Corp.				22,600		1,550,592

BUILDING PRODUCTS --		0.42%
American Standard Companies Inc.				12,300		468,384

COMMERCIAL SERVICES & SUPPLIES --		1.13%
Banta Corp.				12,500		631,250
ServiceMaster Co. The				51,500		613,365
						1,244,615
INDUSTRIAL CONGLOMERATES --		6.21%
3M Co.				10,200		800,496
General Electric Co.				116,250		4,152,450
Textron Inc.				17,600		1,388,640
Tyco International Ltd.				18,300		521,916
						6,863,502
MACHINERY --		1.31%
Danaher Corp.				12,500		693,750
Illinois Tool Works Inc.				8,600		759,122
						1,452,872

			TOTAL INDUSTRIALS --	10.47%		11,579,965

INFORMATION TECHNOLOGY --

COMMUNICATIONS EQUIPMENT --		1.60%
Cisco Systems, Inc. *				67,100		1,176,934
Nokia Oyj ADR				35,000		597,800
						1,774,734
COMPUTERS & PERIPHERALS --		0.79%
International Business Machines Corp.				29,400		872,298

IT CONSULTING & SERVICES --		0.67%
First Data Corp.				17,000		735,590

SEMICONDUCTOR EQUIPMENT & PRODUCTS --		1.62%
Intel Corp.				67,300		1,795,564

SOFTWARE --		2.68%
Electronic Arts Inc. *				8,200		462,152
Microsoft Corp.				90,200		2,499,442
						2,961,594

			TOTAL INFORMATION TECHNOLOGY --	7.36%		8,139,780

MATERIALS --

CHEMICALS --		1.86%
Dow Chemical Co.				20,100		909,525
Ecolab Inc.				7,100		236,217
E.I. du Pont de Nemours and Co.				11,100		437,256
PPG Industries, Inc.				7,200		474,525
						2,057,523
CONTAINERS & PACKAGING --		0.52%
Sealed Air Corp. *				11,100		573,981

METALS & MINING --		0.46%
Alcoa Inc.				18,400		504,344

PAPER & FOREST PRODUCTS --		0.01%
Neenah Paper, Inc.				412		11,561

			TOTAL MATERIALS --	2.85%		3,147,409

TELECOMMINICATION SERVICES --

DIVERSIFIED TELECOMMUNICATION SERVICES --		2.66%
AT&T Inc.				23,500		585,385
ALLTEL Corp.				9,650		644,909
Sprint Nextel Corp.				49,116		1,229,865
Verizon Communications Inc.				15,200		486,096
						2,946,255

			TOTAL TELECOMMUNICATION SERVICES --	2.66%		2,946,255

UTILITIES --

ELECTRIC UTILITIES --		3.36%
Ameren Corp.				15,200		797,392
Constellation Energy Group				26,300		1,393,637
Entergy Corp.				4,600		322,000
Exelon Corp.				9,400		489,176
Southern Co. (The)				10,000		347,100
Xcel Energy Inc.				20,000		370,200
						3,719,505

			TOTAL UTILITIES --	3.36%		3,719,505

			TOTAL COMMON STOCK --	97.03%
				(Cost $89,651,803)		107,292,538

MONEY MARKET FUNDS
SM&R Money Market Fund, 3.47% (a)				3,746		3,746

			TOTAL MONEY MARKET FUNDS --	0.00%
				(Cost $3,746)		3,746

COMMERCIAL PAPER				Face
				Amount
ELECTRIC UTILITIES --		0.30%
Hawaiian Electric Co., 4.05%, 12/1/2005				$ 320,000		320,000

FOOD PRODUCTS --		0.99%
Sara Lee Corp., 4.08%, 12/2/2005				1,090,000		1,089,877

OIL & GAS --		0.88%
Wisconsin Gas Co., 4.06%, 12/5/2005				970,000		969,562

			TOTAL COMMERCIAL PAPER --	2.16%
				(Cost $2,379,439)		2,379,439

			TOTAL INVESTMENTS --	99.19%
				(Cost $92,034,988)		109,675,723

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.81%		901,187

			NET ASSETS --	100.00%		$ 110,576,910

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --

HOTELS, RESTAURANTS & LEISURE --		0.73%
Starwood Hotels & Resorts Worldwide, Inc.				3,700		$ 223,850

HOUSEHOLD DURABLES --		0.82%
Newell Rubbermaid Inc.				3,800		87,666
Stanley Works (The)				3,400		163,200
						250,866
LEISURE EQUIPMENT & PRODUCTS --		0.60%
Brunswick Corp.				4,700		184,663

MEDIA --		2.58%
Comcast Corp. (Special Class A ) *				2,000		52,080
Comcast Corp. (Class A ) *				3,500		92,400
News Corp (Class A)				6,100		90,341
Time Warner Inc.				9,000		161,820
Viacom Inc. (Class B)				4,000		133,600
Walt Disney Co. (The)				10,400		259,272
						789,513
MULTI-LINE RETAIL --		0.88%
J.C. Penney Co., Inc				2,200		115,434
Kohl's Corp. *				1,000		46,000
Target Corp.				2,000		107,020
						268,454
SPECIALTY RETAIL --		1.66%
Best Buy Co., Inc.				3,000		144,720
Limited Brands, Inc.				7,600		169,100
Lowe's Companies, Inc.				2,900		195,692
						509,512

			TOTAL CONSUMER DISCRETIONARY --	7.27%		2,226,858

CONSUMER STAPLES --

BEVERAGES --		1.42%
Coca-Cola Co. (The)				6,000		256,140
PepsiCo, Inc.				3,000		177,600
						433,740
FOOD PRODUCTS --		1.32%
H.J. Heinz Co.				2,600		90,272
McCormick & Co., Inc.				5,700		177,954
Sensient Technologies Corp.				7,400		134,458
						402,684
FOOD & DRUG RETAILING --		1.47%
Wal-Mart Stores, Inc.				9,300		451,608

HOUSEHOLD PRODUCTS --		2.20%
Kimberly-Clark Corp.				2,200		129,756
Procter & Gamble Co.				9,540		545,593
						675,349

			TOTAL CONSUMER STAPLES --	6.41%		1,963,381

ENERGY --

ENERGY EQUIPMENT & SERVICES --		0.78%
Schlumberger Ltd.				1,200		114,876
Weatherford International Ltd. *				1,800		125,118
						239,994
OIL & GAS --		5.51%
Anadarko Petroleum Corp.				1,800		163,098
BP PLC ADR				5,092		335,257
Chevron Corp.				7,601		435,614
Exxon Mobil Corp.				13,000		754,390
						1,688,359

			TOTAL ENERGY --	6.29%		1,928,353

FINANCIALS --

BANKS --		5.40%
Bank of America Corp.				13,300		610,337
PNC Financial Services Group, Inc.				6,100		388,997
U.S. Bancorp				7,200		218,016
Wachovia Corp.				3,600		192,240
Wells Fargo & Co.				3,900		245,115
						1,654,705
DIVERSIFIED FINANCIALS --		6.26%
American Express Co.				3,600		185,112
Ameriprise Financial Inc.				720		30,276
Citigroup Inc.				14,500		703,975
Federal Home Loan Mortgage Corp.				3,900		243,555
Goldman Sachs Group, Inc. (The)				1,000		128,960
JPMorgan Chase & Co.				4,092		156,519
Morgan Stanley				8,400		470,652
						1,919,049
INSURANCE --		4.50%
Allstate Corp. (The)				2,300		129,030
American International Group, Inc.				5,731		384,779
Genworth Financial Inc.				6,200		213,590
Marsh & McLennan Co., Inc.				3,400		105,026
Prudential Financial, Inc.				3,900		301,860
St. Paul Travelers Companies, Inc. (The)				5,254		244,469
						1,378,754

			TOTAL FINANCIALS --	16.16%		4,952,508

HEALTH CARE --

BIOTECHNOLOGY --		0.66%
Amgen Inc. *				2,500		202,325

HEALTH CARE EQUIPMENT & SUPPLIES --		0.49%
Beckman Coulter, Inc.				2,400		133,656
Zimmer Holdings, Inc. *				260		16,294
						149,950
HEALTH CARE PROVIDERS & SERVICES --		0.29%
Health Management Associates, Inc. (Class A)				3,800		88,996

PHARMACEUTICALS --		6.29%
Abbott Laboratories				4,200		158,382
Allergan, Inc.				1,700		170,000
Bristol-Myers Squibb Co.				5,800		125,222
Hospira, Inc. *				420		18,543
Johnson & Johnson				9,200		568,100
Merck & Co., Inc.				5,300		155,820
Pfizer Inc.				21,555		456,966
Watson Pharmaceuticals, Inc. *				4,400		146,784
Wyeth				3,100		128,836
						1,928,653

			TOTAL HEALTH CARE --	7.73%		2,369,924

INDUSTRIALS --

AEROSPACE & DEFENSE --		0.76%
Goodrich Corp.				3,300		127,116
Honeywell International Inc.				2,900		105,966
						233,082
AIR FREIGHT & COURIERS --		0.41%
United Parcel Service, Inc. (Class B)				1,600		124,640

BUILDING PRODUCTS --		0.27%
American Standard Companies Inc.				2,200		83,776

COMMERCIAL SERVICES & SUPPLIES --		1.10%
Banta Corp.				5,200		262,600
ServiceMaster Co. (The)				6,200		73,842
						336,442
CONSTRUCTION & ENGINEERING --		0.37%
Cemex S.A. de C.V. ADR				2,000		112,600

INDUSTRIAL CONGLOMERATES --		3.28%
3M Co.				1,900		149,112
General Electric Co.				21,400		764,408
Tyco International Ltd.				3,200		91,264
						1,004,784
MACHINERY --		1.13%
Danaher Corp.				4,000		222,000
Illinois Tool Works Inc.				1,400		123,578
						345,578

			TOTAL INDUSTRIALS --	7.32%		2,240,902

INFORMATION TECHNOLOGY --

COMMUNICATIONS EQUIPMENT --		1.52%
Cisco Systems, Inc. *				11,700		205,218
Motorola, Inc.				6,200		149,358
Nokia Oyj ADR				6,500		111,020
						465,596
COMPUTERS & PERIPHERALS --		2.84%
Dell Inc. *				12,800		386,048
EMC Corp. *				20,100		279,993
Hewlett-Packard Co.				6,900		204,723
						870,764
SEMICONDUCTOR EQUIPMENT & PRODUCTS --		1.79%
Intel Corp.				13,000		346,840
Linear Technology Corp.				1,500		55,965
Texas Instruments Inc.				2,300		74,704
Xilinx, Inc.				2,700		71,388
						548,897
SOFTWARE --		2.84%
Electronic Arts Inc. *				1,500		84,540
Microsoft Corp.				23,300		645,643
Oracle Corp. *				11,100		139,527
						869,710

			TOTAL INFORMATION TECHNOLOGY --	8.99%		2,754,967

MATERIALS --

CHEMICALS --		1.12%
Dow Chemical Co.				3,100		140,275
Ecolab Inc.				1,300		43,251
E.I. du Pont de Nemours and Co.				1,900		81,225
PPG Industries, Inc.				1,300		78,949
						343,700
CONTAINERS & PACKAGING --		0.40%
Sealed Air Corp. *				2,400		124,104

METALS & MINING --		0.28%
Alcoa Inc.				3,100		84,971

PAPER & FOREST PRODUCTS --		0.13%
International Paper Co.				1,200		37,836
Neenah Paper, Inc.				66		1,852
						39,688

			TOTAL MATERIALS --	1.93%		592,463

TELECOMMUNICATION SERVICES --

DIVERSIFIED TELECOMMUNICATION SERVICES --		1.63%
ALLTEL Corp.				2,400		160,392
Sprint Nextel Corp.				10,263		256,985
Verizon Communications Inc.				2,580		82,508
						499,885
WIRELESS TELECOMMUNICATION SERVICES --		0.39%
Vodafone Group PLC ADR				5,500		118,525

			TOTAL TELECOMMUNICATION SERVICES --	2.02%		618,410

UTILITIES --

ELECTRIC UTILITIES --		2.23%
Ameren Corp.				3,000		157,380
CenterPoint Energy, Inc.				5,500		72,710
Constellation Energy Group				5,000		264,950
Exelon Corp.				1,400		72,856
Southern Co. (The)				1,600		55,536
Wisconsin Energy Corp.				1,600		60,720
						684,152

			TOTAL UTILITIES --	2.23%		684,152

			TOTAL COMMON STOCK --	66.35%
				(Cost $16,550,474)		20,331,918

				Face
BONDS AND NOTES				Amount

AUTO COMPONENTS --		1.48%
Cooper Tire & Rubber Co., 7.75%, 12/15/09				$ 450,000		453,919

BANKS --		2.50%
Royal Bk. of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09				500,000		523,877
Washington Mutual Inc., 4.2%, 01/15/10				250,000		241,255
						765,132
DIVERSIFIED FINANCIALS --		4.55%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		335,204
JPMorgan Chase & Co., Inc., 6.00%, 01/15/09				500,000		513,304
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		545,138
						1,393,646
DIVERSIFIED TELECOMMUNICATION SERVICES --		0.99%
SBC Communications Capital Corp., 7.11%, 08/14/06				300,000		304,341

ELECTRONIC EQUIPMENT & INSTRUMENTS --		2.01%
Koninklijke Philips Elec., yankee bond, 8.375%, 09/15/06				600,000		615,625

INSURANCE --		1.82%
Money Group Inc. (The), 8.35%, 03/15/10				500,000		558,029

TRANSPORTATION INFRASTRUCTURE --		1.44%
Hertz Corp., 7.40%, 03/01/11				455,000		441,350

U S GOVERNMENT AGENCY SECURITIES --		9.68%
Federal Farm Credit Bank
4.70%, 10/06/08				400,000		396,986
Federal Farm Credit Bank
4.15%, 11/30/09				350,000		340,619
Federal Home Loan Bank,
2.45%, 03/23/07				1,500,000		1,458,030
Federal Home Loan Bank,
4.4%, 12/28/09				750,000		734,891
Federal Home Loan Mortgage Corp.,
Pool #284839, 8.50%, 01/01/17				5,555		5,977
Federal National Mortgage Association,
Pool #048974, 8.00%, 06/01/17				28,972		30,860
						2,967,363

			TOTAL BONDS AND NOTES --	24.47%
				(Cost $7,343,994)		7,499,405

MONEY MARKET FUNDS				Shares
SM&R Money Market Fund, 3.47% (a)				4,105		4,105

			TOTAL MONEY MARKET FUNDS --	0.01%
				(Cost $4,105)		4,105

COMMERCIAL PAPER				Face
				Amount
ELECTRIC UTILITIES --		2.87%
Hawaiian Electric Co., 4.05%, 12/1/2005				$ 880,000		880,000

FOOD PRODUCTS --		2.50%
Sara Lee Corp., 4.08%, 12/2/2005				765,000		764,913

OIL & GAS --		3.05%
Wisconsin Gas Co., 4.06%, 12/5/2005				935,000		934,578

			TOTAL COMMERCIAL PAPER --	8.42%
				(Cost $2,579,491)		2,579,491

			TOTAL INVESTMENTS --	99.25%
				(Cost $26,478,064)		30,414,919

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.75%		228,471

			NET ASSETS --	100.00%		$ 30,643,389

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
			Date	Rate (%)	Amount
CORPORATE BONDS

FINANCIALS
Diversified Financials --		1.89%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 537,002

MATERIALS
Metals & Mining --		3.78%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,075,151

			TOTAL CORPORATE BONDS --	5.67%
				(Cost $1,512,983)		1,612,153
U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		39.22%
Federal Home Loan Bank (a)			03/06/06	5.125	2,000,000	2,004,192
Federal Home Loan Bank (a)			03/15/06	2.500	1,600,000	1,591,816
Federal Home Loan Mortgage Corp.			03/16/07	2.700	900,000	877,378
Federal Home Loan Mortgage Corp.			06/12/13	4.000	1,900,000	1,786,175
Federal Home Loan Mortgage Corp., Series 1205-G			03/15/07	7.000	29,173	29,127
Federal National Mortgage Assoc.			02/01/08	3.875	500,000	491,466
Federal National Mortgage Assoc.			02/15/09	3.250	1,100,000	1,054,126
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,340,210
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,949,254
Private Export Funding			01/15/10	7.200	15,000	16,356
						11,140,100
U S GOVERNMENT SECURITIES --		45.55%
U S Treasury Bond (a)			02/28/06	1.625	2,000,000	1,988,750
U S Treasury Note			05/15/08	2.625	700,000	671,261
U S Treasury Note			05/15/08	5.625	500,000	514,043
U S Treasury Note			08/15/08	3.250	1,100,000	1,067,859
U S Treasury Note			09/15/08	3.125	2,000,000	1,933,282
U S Treasury Note			10/15/08	3.125	2,000,000	1,931,250
U S Treasury Note			02/15/09	3.000	1,000,000	957,969
U S Treasury Note			05/15/14	4.750	1,319,000	1,339,145
U S Treasury Note			08/15/14	4.250	2,000,000	1,959,454
U S Treasury Note			02/15/15	4.000	600,000	575,930
						12,938,943

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	84.77%
				(Cost $24,491,443)		24,079,043

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		8.83%
Federal National Mortgage Assoc.			12/01/05	3.910	1,225,000	1,225,000
Federal National Mortgage Assoc.			12/02/05	3.880	135,000	134,985
Federal National Mortgage Assoc.			12/06/05	3.920	1,150,000	1,149,374
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	8.83%
				(Cost $2,509,359)		2,509,359

					Shares
MONEY MARKET FUND		0.23%
SM&R Money Market Fund, 3.47% (b)					65,020	65,020

			TOTAL MONEY MARKET FUND --	0.23%
				(Cost $65,020)		65,020

			TOTAL INVESTMENTS --	99.50%
				(Cost $28,578,805)		28,265,575

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.50%		141,235

			NET ASSETS --	100.00%		$ 28,406,810

Notes to Schedule of Investments
(a) Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating (a)			Date	Rate (%)	Amount

	ALABAMA --	1.28%
Aaa/AAA	Alabama Drinking Water Financing Authority, Revolving Fund Loan, Series A - Revenue Bond		08/15/16	4.000	$ 180,000	$ 177,523

	ARIZONA --	1.91%
Aaa/AAA	Scottsdale, Arizona Indl Dev Auth Hosp - Series A - Revenue Bond		09/01/12	6.000	250,000	264,815

	CALIFORNIA --	0.18%
A3/A	California State - General Obligation Bonds Unlimited		06/01/11	5.250	25,000	25,484

	FLORIDA --	9.22%
Aaa/AAA	Dade County, Florida Water & Sewer System -Revenue Bonds		10/01/16	5.375	400,000	421,572
Aaa/AAA	Miami-Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	408,464
Aaa/AAA	Miami-Dade County, Florida Expressway Authority, Toll System - Revenue Bonds		07/01/29	6.375	400,000	449,020
						1,279,056
	HAWAII --	1.94%
Aaa/AAA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	269,262

	ILLINOIS --	5.26%
Aaa/AAA	Chicago, Illinois - General Obligation Bonds Limited, Prerefunded, Series B		01/01/25	5.125	45,000	45,974
Aaa/AAA	Chicago, Illinois - General Obligation Bonds Limited, Unrefunded, Series B		01/01/25	5.125	55,000	56,159
Aaa/AAA	Chicago, Illinois-Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	236,948
Aaa/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	181,453
Aaa/AAA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	209,036
						729,570
	INDIANA --	4.15%
Aaa/AAA	Aurora, Indiana-Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	420,552
Aaa/AAA	South Bend, Indiana-Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	155,602
						576,154
	LOUISIANA --	8.40%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Series C		07/01/19	5.000	400,000	411,932
Aaa/AAA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	195,766
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	306,411
Ba2/NR	Plaquemines, Louisiana-Port, Harbor & Terminal District, Marine Terminal Facilities - Revenue Bonds		09/01/07	5.000	250,000	251,117
						1,165,226
	MASSACHUSETTS --	3.34%
Aaa/AAA	Massachusetts State Water Revenues Authority - General Purpose, Series A		11/01/21	5.500	450,000	463,788

	MISSISSIPPI --	3.77%
NR/AAA	Greenville Mississippi Public School District - General Obligation Unlimited		12/15/11	3.250	205,000	200,076
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bond		11/01/10	4.500	310,000	322,183
						522,259

	NEW YORK --	8.39%
Aaa/AAA	New York City, New York - General Obligation Bonds Unlimited, Prerefunded, Series J		02/15/07	5.000	45,000	45,844
Aaa/AAA	New York City, New York - General Obligation Bonds Unlimited, Unrefunded, Series J		02/15/07	5.000	55,000	56,013
`	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	207,222
Aa2/AA+	New York City, New York - Transitional Financial Authority Revenue Bonds, Series C		05/01/19	5.000	250,000	262,713
Aaa/AAA	New York-State Tollway Authority - Highway & Bridge Revenue Bonds, Series B		04/01/10	3.850	200,000	202,626
Aa3/AA-	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Series B		01/01/27	5.200	350,000	388,882
						1,163,300

	NORTH CAROLINA --	1.45%
Aa1/AAA	State of North Carolina - General Obligation Unlimited		03/01/15	4.000	200,000	201,424

	OHIO --	5.34%
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited		12/01/08	5.100	300,000	308,280
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited		12/01/11	5.300	100,000	102,948
Aaa/AAA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	328,671
						739,899

	TEXAS --	37.01%
Aaa/AAA	Aransas County, Texas - Correctional Facility Improvements General Obligation Bonds Limited		02/15/13	3.875	250,000	250,068
Aaa/AAA	Austin, Texas-Community College District - Revenue Bonds		02/01/10	4.000	100,000	101,559
Aaa/AAA	Austin, Texas-Independent School District - General Obligation Bonds Unlimited Series A		08/01/12	3.750	150,000	149,775
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	202,800
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	65,974
Aaa/AAA	Collin County, Texas-Community College District, Consolidated Fund - Revenue Bonds		02/01/15	5.250	400,000	408,500
Aaa/AAA	Dallas-Fort Worth International Airport-Dallas-Fort Worth Regional Airport - Joint Revenue Refunding Bonds, Series 1994A		11/01/10	6.000	100,000	100,212
Aaa/AAA	Dallas, Texas-Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	102,118
Aaa/AAA	El Paso, Texas-Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	264,298
Aaa/A+	Flower Mound, Texas-Refunding and Improvement - General Obligation Bonds Limited, Prerefunded		03/01/17	5.500	190,000	195,181
Aaa/A+	Flower Mound, Texas-Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,244
Aaa/NR	Galveston County, Texas-Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,629
Aaa/NR	Galveston County, Texas-Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	128,843
Aaa/AAA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	254,008
Aaa/AAA	League City, Texas-Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	104,810
Aaa/AAA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	272,940
Aaa/AAA	Lubbock, Texas-Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	250,330
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,780
Aaa/AAA	Montgomery County, Texas - Public Improvement General Obligation Bonds Limited		03/01/12	4.000	250,000	253,165
Aaa/AAA	Rockwell, Texas-Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	115,025
Aaa/AAA	Round Rock, Texas-Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded		08/01/11	4.400	100,000	103,150
Aaa/AAA	Round Rock, Texas-Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	153,405
Aaa/AAA	San Antonio, Texas-River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	99,766
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	226,810
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	263,180
Aaa/AAA	Texas Turnpike Authority-Dallas North Tollway System - Revenue Bonds, Series 1995 (President George Bush Turnpike)		01/01/15	5.400	100,000	102,188
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 07/01/11		07/01/13	6.250	45,000	50,766
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 01/01/12		07/01/13	6.250	55,000	62,482
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 01/01/13		07/01/13	6.250	55,000	63,374
Aaa/AAA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	246,902
Aaa/NR	Weslaco, Texas Independent School District - General Obligation Bonds		02/15/13	5.650	100,000	100,482
Aaa/AAA	West University Place, Texas - General Obligation Bonds Limited, Permanent Improvement		02/01/14	5.650	100,000	100,421
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	102,936
						5,132,121
	UTAH --	0.07%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (b)		07/01/21	6.000	10,000	10,013

	WASHINGTON --	5.16%
Aaa/AAA	Seattle, Washington-Municipal Light & Power -Revenue Bonds, Series B		06/01/24	5.000	100,000	103,635
Aa1/AA	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	328,740
Aa2/NR	Tumwater, Washington-Office Building - Revenue Bonds		07/01/15	5.250	240,000	257,642
Aaa/AAA	Washington State Public Power Supply System Nuclear Project Number 1 - Refunding Revenue Bonds, Series C		07/01/10	5.500	25,000	25,809
						715,826

			TOTAL MUNICIPAL BONDS --	96.88%
				(Cost $13,100,030)		13,435,720

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		1.44%
Federal Farm Credit Bank			12/01/05	3.900	200,000	200,000

			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	1.44%
				(Cost $200,000)		200,000

MONEY MARKET FUNDS					Shares
SM&R Money Market Fund, 3.47% (a)					79,627	79,627

			TOTAL MONEY MARKET FUNDS --	0.57%
				(Cost $79,627)		79,627

			TOTAL INVESTMENTS --	98.90%
				(Cost $13,379,657)		13,715,347

			CASH AND OTHER ASSETS, LESS LIABILITIES --	1.10%		152,709

			TOTAL NET ASSETS --	100.00%		$ 13,868,056

Notes to Schedule of Investments
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.
(b) Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at November 30, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face
			Date	Rate (%)	Amount	Value
COMMERCIAL PAPER

CONSUMER DISCRETIONARY
Automobiles --		3.91%
DaimlerChrysler NA Holding			12/01/05	4.120	$ 1,000,000	$ 1,000,000

Media --		7.51%
McClatchy Co.			12/20/05	4.130	746,000	744,371
Walt Disney Co. (The)			12/07/05	4.040	1,175,000	1,174,207
						1,918,578

CONSUMER STAPLES
Beverages --		4.58%
PepsiAmericas Inc.			12/15/05	4.070	1,172,000	1,170,142

Food Products --		11.82%
General Mills Inc.			12/06/05	4.060	1,216,000	1,215,312
Heinz (HJ) Finance Co.			01/03/06	4.250	830,000	826,766
Sara Lee Corp.			12/05/05	4.080	979,000	978,555
						3,020,633

Household Products --		4.59%
Clorox Co.			12/14/05	4.090	1,176,000	1,174,258

ENERGY
Energy Equipment & Services --		4.95%
Weatherford International Ltd.			12/16/05	4.150	1,268,000	1,265,804

FINANCIALS
Diversivied Financial Services --		8.66%
Textron Financial Corp.			12/21/05	4.120	1,220,000	1,217,203
Vectren Utilities Holdings			12/08/05	4.080	997,000	996,207
						2,213,410

Insurance --		7.96%
Lincoln National Corp.			12/02/05	4.040	1,031,000	1,030,884
Wellpoint Inc.			12/09/05	4.090	1,005,000	1,004,084
						2,034,968

HEALTH CARE
Health Care Providers & Services --		3.90%
St. Jude Medical Inc.			01/05/06	4.270	1,000,000	995,844

INFORMATION TECHNOLOGY
Computers & Peripherals --		3.75%
IBM Capital Inc.			12/22/05	4.040	960,000	957,735

Electronic Equipment & Instruments --		3.88%
Parker-Hannifin Corp.			12/30/05	4.060	995,000	991,742

Software --		4.11%
Oracle Corp.			12/28/05	4.180	1,055,000	1,051,692

MATERIALS
Containers & Packaging --		3.71%
Bemis Co.			12/12/05	4.050	950,000	948,822

METALS & MINING --		4.74%
Alcoa Inc.			12/19/05	4.100	1,215,000	1,212,505

OIL & GAS --		4.70%
Oneok Inc.			12/13/05	4.100	1,204,000	1,202,352

TELECOMMUNICATION SERVICES
Diversified Telecommunication Services --		3.92%
ALLTEL Corp.			12/29/05	4.120	1,005,000	1,001,778

			TOTAL COMMERCIAL PAPER --	86.70%
				(Cost $22,160,263)		22,160,263

CORPORATE BONDS

INDUSTRIALS
BUILDING PRODUCTS --		1.39%
Armstrong Holdings Inc. (b)			08/15/03	6.350	500,000	355,000

FINANCIALS
DIVERSIFIED FINANCIALS --		1.97%
JPMorgan Chase & Co. (a)			08/15/06	5.625	500,000	502,697

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES --		3.97%
SBC Communications Capital Corp. (a)			08/14/06	7.110	1,000,000	1,014,470

			TOTAL CORPORATE BONDS --	7.32%
				(Cost $2,037,003)		1,872,167

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		1.93%
Federal Home Loan Bank			06/21/07	3.870	500,000	493,686

U S GOVERNMENT SECURITIES --		4.16%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,063,438

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	6.09%
				(Cost $1,390,708)	1,390,708	1,557,124

			TOTAL INVESTMENTS --	100.11%
				(Cost $25,587,973)		25,589,554

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.11)%		(29,295)

			TOTAL NET ASSETS --	100.00%		$ 25,560,259

Notes to Schedule of Investments
(a) Long term obligations that will mature in less than one year.
(b) Security is in default of interest. On February 24, 2005, a U.S. District Court Judge issued a ruling finding that Armstrong World Industries, Inc.'s Plan of Reorganization in its Chapter 11 case from the U.S. Bankruptcy Court in Wilmington, Delaware was not confirmable. On April 25, 2005 Armstrong's Attorney advised the Court that Armstrong was pursuing an appeal of the Judge's decision.

See notes to schedule of quarterly portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS		November 30, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		100.21%
Federal Home Loan Bank			12/07/05	3.880	$ 4,680,000	$ 4,676,971
Federal Home Loan Bank			12/09/05	3.920	4,045,000	4,041,470
Federal Home Loan Mortgage Corp.			12/01/05	3.880	4,500,000	4,500,000
Federal Home Loan Mortgage Corp.			12/02/06	3.900	5,000,000	4,999,458
Federal Home Loan Mortgage Corp.			12/05/05	3.900	4,532,000	4,530,033
Federal Home Loan Mortgage Corp.			12/06/05	3.920	5,180,000	5,177,177
Federal Home Loan Mortgage Corp.			12/08/06	3.910	7,895,000	7,888,995
Federal Home Loan Mortgage Corp.			12/12/05	3.900	5,450,000	5,443,500
Federal Home Loan Mortgage Corp.			12/03/05	3.920	5,210,000	5,203,191
Federal Home Loan Mortgage Corp.			12/14/05	3.970	2,665,000	2,661,179

			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	100.21%
				(Cost $49,121,974)		49,121,974

			TOTAL INVESTMENTS --	100.21%
				(Cost $49,121,974)		49,121,974

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.21)%		(104,537)

			TOTAL NET ASSETS --	100.00%		$ 49,017,437

See notes to schedule of quarterly portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund (Alger Technology Fund), SM&R Alger Aggressive Growth Fund (Alger Aggressive Growth Fund), SM&R Alger Small-Cap Fund (Alger Small-Cap Fund), SM&R Alger Growth Fund (Alger Growth Fund), SM&R Growth Fund (Growth Fund), SM&R Equity Income Fund (Equity Income Fund), SM&R Balanced Fund (Balanced Fund), SM&R Government Bond Fund (Government Bond Fund), SM&R Tax Free Fund (Tax Free Fund), SM&R Primary Fund (Primary Fund) and SM&R Money Market Fund (Money Market Fund). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the Fixed Income Funds, while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the Equity Funds.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value. Investments in affiliated money market funds are valued at the end of the day net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUNDS

The Company has received an exemptive order issued by the Securities and Exchange Commission allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market for the quarter ended November 30, 2005 were:

Purchases						$ 2,219,502
Sales						$ 2,287,726

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the quarter ended November 30, 2005, other than commercial paper, were as follows:

					Purchases	Sales
Alger Technology Fund					$ 497,546	$ 459,071
Alger Aggressive Growth Fund					$ 753,683	$ 635,453
Alger Small-Cap Fund					$ 506,746	$ 471,664
Alger Growth Fund					$ 1,977,099	$ 2,059,466
Growth Fund					$ 2,198,346	$ 1,671,567
Equity Income Fund					$ 1,074,614	$ 4,943,023
Balanced Fund					$ 405,979	$ 187,750
Government Bond Fund					$ 6,992,978	$ 6,366,596
Tax Free Fund					$ 268,448	$ -
Primary Fund					$ -	$ -

Gross unrealized appreciation and depreciation as of November 30, 2005, is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Alger Technology Fund			$ 1,061,853	$ 173,068	$ 22,470	$ 150,598
Alger Aggressive Growth Fund			$ 1,943,798	$ 344,417	$ 14,848	$ 329,569
Alger Small-Cap Fund			$ 1,858,338	$ 440,431	$ 56,163	$ 384,268
Alger Growth Fund			$ 2,726,674	$ 276,243	$ 38,425	$ 237,818
Growth Fund			$ 82,478,885	$ 31,124,237	$ 3,451,218	$ 27,673,019
Equity Income Fund			$ 92,034,988	$ 27,709,197	$ 10,068,462	$ 17,640,735
Balanced Fund			$ 26,478,064	$ 4,862,096	$ 925,241	$ 3,936,855
Government Bond Fund			$ 28,578,805	$ 100,657	$ 413,887	$ (313,230)
Tax Free Fund			$ 13,379,657	$ 409,278	$ 73,588	$ 335,690
Primary Fund			$ 25,587,973	$ 172,730	$ 171,149	$ 1,581

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.